FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Insurance Coverage (Details) R$ in Thousands	Dec. 31, 2023 BRL (R$)
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Maximum limits of claims for operational risks	R$ 900
Maximum limits of claims for general civil liability risks	R$ 75